Consolidated Balance Sheets € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)
Document Fiscal Year Focus	2014
CURRENT ASSETS
Cash and cash equivalents	$ 635		$ 796
Accounts receivable, net	1,044		1,041
Fiduciary assets	8,948		8,412
Deferred tax assets	12		15
Other current assets	214		197
Total current assets	10,853		10,461
NON-CURRENT ASSETS
Fixed assets, net	483		481
Goodwill	2,937		2,838
Other intangible assets, net	450		353
Investments in associates	169		176
Deferred tax assets	9		7
Pension benefits asset	314		278
Other non-current assets	220		206
Total non-current assets	4,582		4,339
TOTAL ASSETS	15,435		14,800
CURRENT LIABILITIES
Fiduciary liabilities	8,948		8,412
Deferred revenue and accrued expenses	619		586
Income taxes payable	33		21
Current portion of long-term debt	167		15
Deferred tax liabilities	21		25
Other current liabilities	444		415
Total current liabilities	10,232		9,474
NON-CURRENT LIABILITIES
Long-term debt	2,142		2,311
Liability for pension benefits	284		136
Deferred tax liabilities	128		56
Provisions for liabilities	194		206
Other non-current liabilities	389		374
Total non-current liabilities	3,137		3,083
Total liabilities	13,369		12,557
COMMITMENTS AND CONTINGENCIES	0		0
Redeemable Noncontrolling Interest, Equity, Carrying Amount	59		0
EQUITY
Preference shares, $0.000115 nominal value; Authorized: 1,000,000,000; Issued nil shares in 2014 and 2013	0		0
Additional paid-in capital	1,524		1,316
Retained earnings	1,530		1,595
Accumulated Other Comprehensive Income (Loss), Net of Tax	(1,066)		(693)
Treasury shares, at cost, 46,408 shares in 2014 and 2013, and 40,000 shares, €1 nominal value, in 2014 and 2013	(3)		(3)
Total Willis Group Holdings stockholders’ equity	1,985		2,215
Noncontrolling interests	22		28
Total equity	2,007		2,243
TOTAL LIABILITIES AND EQUITY	15,435		14,800
Nominal Value in Dollars [Member]
EQUITY
Ordinary shares (A) $0.000115 nominal value and (B) €1 nominal value	$ 0		$ 0
Nominal Value in Euros [Member]
EQUITY
Ordinary shares (A) $0.000115 nominal value and (B) €1 nominal value | €		€ 0		€ 0